SCHEDULE OF SUBSIDIARIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Oct. 14, 2022	Aug. 29, 2022	Aug. 24, 2022	Dec. 31, 2021	Dec. 07, 2021	Nov. 12, 2021
Qilun Group Limited [Member]
Place of incorporation	Hong Kong
Attributable equity interest percentage	100.00%
Authorized capital	$ 1,000,000
Qilun Culture (HK) Co., Ltd. [Member]
Place of incorporation	Hong Kong
Attributable equity interest percentage	100.00%			100.00%			100.00%
Authorized capital	$ 5,000,000
Oriental Dream and Strategic Research Institute Limited (Hong Kong) [Member]
Place of incorporation	Hong Kong
Attributable equity interest percentage	100.00%
Authorized capital	$ 999,000
Qilun Holding (Shenzhen) Company Limited [Member]
Place of incorporation	China
Attributable equity interest percentage	100.00%		100.00%
Authorized capital	$ 5,000,000
Qilun Culture (Shenzhen) Group Co., Ltd. [Member]
Place of incorporation	China
Attributable equity interest percentage	100.00%	100.00%			100.00%
Authorized capital
Qilun Enterprise Management Consultant (Shenzhen) Co., Ltd. [Member]
Place of incorporation	China
Attributable equity interest percentage	100.00%					100.00%
Authorized capital
Shenzhen Houhaitang Culture Communication Co., Ltd.; Co., Ltd. [Member]
Place of incorporation	China
Attributable equity interest percentage	100.00%
Authorized capital